Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 7,001	$ 5,931	$ 6,250	$ 6,445
Interest-bearing deposits with banks	165,209	159,962
Trading loans, securities, and other	152,748	147,590
Non-trading financial assets at fair value through profit or loss	9,925	9,390
Derivatives	54,519	54,427
Financial assets designated at fair value through profit or loss	4,762	4,564
Financial assets at fair value through other comprehensive income	75,519	79,066
Debt securities at amortized cost, net of allowance for credit losses	295,946	268,939
Securities purchased under reverse repurchase agreements	165,818	167,284
Loans
Residential mortgages	275,029	268,340
Consumer installment and other personal	191,996	189,864
Credit card	31,441	30,738
Business and government	251,388	240,070
Total loans	749,854	729,012
Allowance for loan losses	(6,239)	(6,390)
Loans, net of allowance for loan losses	743,615	722,622
Customers' liability under acceptances	17,346	18,448
Investment in Schwab	11,186	11,112
Goodwill3	16,615	16,232		$ 17,148
Other intangibles3	2,152	2,123
Land, buildings, equipment, and other depreciable assets3	9,289	9,181
Deferred tax assets	2,228	2,265
Amounts receivable from brokers, dealers, and clients	24,779	32,357
Other assets	19,931	17,179
Total assets	1,778,588	1,728,672
Liabilities
Trading deposits	20,549	22,891
Derivatives	51,892	57,122
Securitization liabilities at fair value	13,332	13,505
Financial liabilities designated at fair value through profit or loss	135,150	113,988
Deposits
Personal	652,746	633,498
Banks	24,282	20,917
Business and government	482,510	470,710
Total deposits, other than trading	1,159,538	1,125,125
Acceptances	17,346	18,448
Obligations related to securities sold short1	47,430	42,384
Obligations related to securities sold under repurchase agreements2	145,432	144,097
Securitization liabilities at amortized cost	15,280	15,262
Amounts payable to brokers, dealers, and clients	26,895	28,993
Insurance-related liabilities	7,745	7,676
Other liabilities	24,718	28,133
Subordinated notes and debentures	11,304	11,230
Equity	101,977	99,818
Total liabilities and equity	1,778,588	1,728,672
Off-balance sheet commitments
Total off-balance sheet commitments	265,989	262,677
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	259,801	257,341
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,226	3,263
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,962	2,073
Not later than one month [member]
Assets
Cash and due from banks	7,001	5,931
Interest-bearing deposits with banks	162,065	158,039
Trading loans, securities, and other	3,139	2,020
Non-trading financial assets at fair value through profit or loss	168	58
Derivatives	7,969	6,146
Financial assets designated at fair value through profit or loss	642	441
Financial assets at fair value through other comprehensive income	3,086	1,030
Debt securities at amortized cost, net of allowance for credit losses	2,387	1,235
Securities purchased under reverse repurchase agreements	104,838	92,356
Loans
Residential mortgages	2,339	930
Consumer installment and other personal	565	641
Business and government	24,630	27,691
Total loans	27,534	29,262
Loans, net of allowance for loan losses	27,534	29,262
Customers' liability under acceptances	14,680	16,039
Amounts receivable from brokers, dealers, and clients	24,779	32,357
Other assets	3,154	3,100
Total assets	361,442	348,014
Liabilities
Trading deposits	700	1,697
Derivatives	7,183	7,387
Securitization liabilities at fair value	0
Financial liabilities designated at fair value through profit or loss	28,185	23,923
Deposits
Personal	5,907	5,799
Banks	8,582	8,903
Business and government	18,797	15,795
Total deposits, other than trading	33,286	30,497
Acceptances	14,680	16,039
Obligations related to securities sold short1	1,063	1,096
Obligations related to securities sold under repurchase agreements2	124,318	120,938
Amounts payable to brokers, dealers, and clients	26,895	28,993
Insurance-related liabilities	161	158
Other liabilities	6,646	9,008
Total liabilities and equity	243,117	239,736
Off-balance sheet commitments
Total off-balance sheet commitments	14,126	14,847
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,043	14,788
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	83	59
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	421	373
Trading loans, securities, and other	3,007	4,382
Non-trading financial assets at fair value through profit or loss	342	3
Derivatives	8,980	9,393
Financial assets designated at fair value through profit or loss	329	311
Financial assets at fair value through other comprehensive income	8,997	6,532
Debt securities at amortized cost, net of allowance for credit losses	8,321	6,567
Securities purchased under reverse repurchase agreements	26,771	30,580
Loans
Residential mortgages	6,822	2,389
Consumer installment and other personal	1,232	987
Business and government	5,659	5,390
Total loans	13,713	8,766
Loans, net of allowance for loan losses	13,713	8,766
Customers' liability under acceptances	2,639	2,327
Land, buildings, equipment, and other depreciable assets3	3	3
Other assets	4,872	1,049
Total assets	78,395	70,286
Liabilities
Trading deposits	2,275	5,373
Derivatives	8,100	9,392
Securitization liabilities at fair value	1,014	538
Financial liabilities designated at fair value through profit or loss	39,297	12,526
Deposits
Personal	9,044	9,750
Banks	651	338
Business and government	12,890	12,080
Total deposits, other than trading	22,585	22,168
Acceptances	2,639	2,327
Obligations related to securities sold short1	4,154	729
Obligations related to securities sold under repurchase agreements2	14,269	13,904
Securitization liabilities at amortized cost	418	344
Insurance-related liabilities	278	273
Other liabilities	1,593	3,106
Total liabilities and equity	96,622	70,680
Off-balance sheet commitments
Total off-balance sheet commitments	22,079	25,218
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,924	24,189
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	135	170
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20	859
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks	154	185
Trading loans, securities, and other	3,074	5,059
Non-trading financial assets at fair value through profit or loss	1,151	543
Derivatives	4,192	5,289
Financial assets designated at fair value through profit or loss	123	187
Financial assets at fair value through other comprehensive income	3,855	11,881
Debt securities at amortized cost, net of allowance for credit losses	4,913	8,180
Securities purchased under reverse repurchase agreements	20,208	22,332
Loans
Residential mortgages	8,899	5,050
Consumer installment and other personal	3,412	2,029
Business and government	11,036	6,707
Total loans	23,347	13,786
Loans, net of allowance for loan losses	23,347	13,786
Customers' liability under acceptances	17	76
Land, buildings, equipment, and other depreciable assets3		10
Other assets	289	2,204
Total assets	61,323	69,732
Liabilities
Trading deposits	5,013	4,867
Derivatives	4,121	4,581
Securitization liabilities at fair value	518	1,013
Financial liabilities designated at fair value through profit or loss	39,229	33,712
Deposits
Personal	6,893	8,491
Banks	88	135
Business and government	7,053	8,268
Total deposits, other than trading	14,034	16,894
Acceptances	17	76
Obligations related to securities sold short1	3,767	1,753
Obligations related to securities sold under repurchase agreements2	5,567	7,255
Securitization liabilities at amortized cost	470	414
Insurance-related liabilities	412	405
Other liabilities	361	925
Total liabilities and equity	73,509	71,895
Off-balance sheet commitments
Total off-balance sheet commitments	27,745	23,687
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,697	23,482
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	268	185
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	780	20
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	2,708	2,275
Non-trading financial assets at fair value through profit or loss	24	1,250
Derivatives	2,446	2,885
Financial assets designated at fair value through profit or loss	101	167
Financial assets at fair value through other comprehensive income	3,261	3,381
Debt securities at amortized cost, net of allowance for credit losses	4,770	4,889
Securities purchased under reverse repurchase agreements	9,939	14,191
Loans
Residential mortgages	7,233	10,061
Consumer installment and other personal	2,915	4,049
Business and government	9,426	10,533
Total loans	19,574	24,643
Loans, net of allowance for loan losses	19,574	24,643
Customers' liability under acceptances	4	2
Land, buildings, equipment, and other depreciable assets3	4	4
Other assets	89	159
Total assets	42,920	53,846
Liabilities
Trading deposits	1,706	2,953
Derivatives	2,289	2,969
Securitization liabilities at fair value	301	514
Financial liabilities designated at fair value through profit or loss	19,161	28,017
Deposits
Personal	5,744	5,999
Banks	11	25
Business and government	1,224	5,433
Total deposits, other than trading	6,979	11,457
Acceptances	4	2
Obligations related to securities sold short1	485	1,648
Obligations related to securities sold under repurchase agreements2	276	1,700
Securitization liabilities at amortized cost	402	475
Insurance-related liabilities	412	405
Other liabilities	787	228
Total liabilities and equity	32,802	50,368
Off-balance sheet commitments
Total off-balance sheet commitments	14,908	20,688
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,732	19,887
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	176	244
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		557
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,331	2,874
Non-trading financial assets at fair value through profit or loss	128	53
Derivatives	4,266	1,818
Financial assets designated at fair value through profit or loss	128	363
Financial assets at fair value through other comprehensive income	2,329	2,914
Debt securities at amortized cost, net of allowance for credit losses	5,017	4,030
Securities purchased under reverse repurchase agreements	3,701	7,441
Loans
Residential mortgages	2,150	10,077
Consumer installment and other personal	2,409	3,254
Business and government	8,063	8,503
Total loans	12,622	21,834
Loans, net of allowance for loan losses	12,622	21,834
Customers' liability under acceptances	6	4
Land, buildings, equipment, and other depreciable assets3	4	4
Other assets	285	150
Total assets	32,817	41,485
Liabilities
Trading deposits	3,474	1,196
Derivatives	3,635	2,244
Securitization liabilities at fair value	1,216	301
Financial liabilities designated at fair value through profit or loss	9,050	14,678
Deposits
Personal	8,743	6,148
Banks	24
Business and government	10,325	1,311
Total deposits, other than trading	19,092	7,459
Acceptances	6	4
Obligations related to securities sold short1	562	432
Obligations related to securities sold under repurchase agreements2	985	272
Securitization liabilities at amortized cost	590	403
Insurance-related liabilities	432	425
Other liabilities	1,285	767
Total liabilities and equity	40,327	28,181
Off-balance sheet commitments
Total off-balance sheet commitments	18,438	15,786
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	16,885	15,616
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	251	170
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,302
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	12,207	12,293
Non-trading financial assets at fair value through profit or loss	1,971	745
Derivatives	5,921	7,172
Financial assets designated at fair value through profit or loss	355	851
Financial assets at fair value through other comprehensive income	3,816	4,089
Debt securities at amortized cost, net of allowance for credit losses	28,172	27,819
Securities purchased under reverse repurchase agreements	119	140
Loans
Residential mortgages	31,535	34,004
Consumer installment and other personal	14,085	14,333
Business and government	24,470	23,332
Total loans	70,090	71,669
Loans, net of allowance for loan losses	70,090	71,669
Land, buildings, equipment, and other depreciable assets3	34	19
Other assets	89	74
Total assets	122,774	124,871
Liabilities
Trading deposits	2,911	2,135
Derivatives	5,719	7,403
Securitization liabilities at fair value	2,030	2,814
Financial liabilities designated at fair value through profit or loss	212	1,127
Deposits
Personal	7,307	7,611
Banks	1	2
Business and government	22,120	28,880
Total deposits, other than trading	29,428	36,493
Obligations related to securities sold short1	5,254	4,574
Obligations related to securities sold under repurchase agreements2	17	28
Securitization liabilities at amortized cost	3,385	3,448
Insurance-related liabilities	1,006	982
Other liabilities	1,059	1,522
Total liabilities and equity	51,021	60,526
Off-balance sheet commitments
Total off-balance sheet commitments	40,636	39,357
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	39,665	38,639
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	570	591
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	401	127
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	24,171	21,299
Non-trading financial assets at fair value through profit or loss	3,442	3,803
Derivatives	10,182	10,895
Financial assets designated at fair value through profit or loss	1,476	624
Financial assets at fair value through other comprehensive income	21,639	21,983
Debt securities at amortized cost, net of allowance for credit losses	85,123	79,375
Securities purchased under reverse repurchase agreements	242	244
Loans
Residential mortgages	173,484	166,855
Consumer installment and other personal	83,733	81,413
Business and government	74,541	71,025
Total loans	331,758	319,293
Loans, net of allowance for loan losses	331,758	319,293
Land, buildings, equipment, and other depreciable assets3	457	466
Other assets	129	112
Total assets	478,619	458,094
Liabilities
Trading deposits	3,413	3,516
Derivatives	9,619	10,792
Securitization liabilities at fair value	5,708	5,737
Financial liabilities designated at fair value through profit or loss	1	1
Deposits
Personal	7,535	7,254
Banks	2	2
Business and government	44,265	37,255
Total deposits, other than trading	51,802	44,511
Obligations related to securities sold short1	15,205	12,640
Securitization liabilities at amortized cost	6,855	7,043
Insurance-related liabilities	1,694	1,673
Other liabilities	1,958	1,796
Subordinated notes and debentures	200	200
Total liabilities and equity	96,455	87,909
Off-balance sheet commitments
Total off-balance sheet commitments	122,879	117,437
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	121,118	115,624
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,302	1,303
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	459	510
Later than five years [member]
Assets
Trading loans, securities, and other	24,049	23,119
Non-trading financial assets at fair value through profit or loss	1,713	1,931
Derivatives	10,563	10,829
Financial assets designated at fair value through profit or loss	1,608	1,620
Financial assets at fair value through other comprehensive income	23,803	22,658
Debt securities at amortized cost, net of allowance for credit losses	157,245	136,846
Loans
Residential mortgages	42,567	38,974
Consumer installment and other personal	27,288	27,126
Business and government	63,412	61,647
Total loans	133,267	127,747
Loans, net of allowance for loan losses	133,267	127,747
Land, buildings, equipment, and other depreciable assets3	3,700	3,664
Other assets	83	73
Total assets	356,031	328,487
Liabilities
Trading deposits	1,057	1,154
Derivatives	11,226	12,354
Securitization liabilities at fair value	2,545	2,588
Financial liabilities designated at fair value through profit or loss	5	4
Deposits
Personal	28	29
Banks	4	4
Business and government	6,425	6,079
Total deposits, other than trading	6,457	6,112
Obligations related to securities sold short1	14,335	17,505
Securitization liabilities at amortized cost	3,160	3,135
Insurance-related liabilities	877	872
Other liabilities	4,806	4,815
Subordinated notes and debentures	11,104	11,030
Total liabilities and equity	55,572	59,569
Off-balance sheet commitments
Total off-balance sheet commitments	3,815	4,330
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,374	3,789
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	441	541
No specific maturity [member]
Assets
Interest-bearing deposits with banks	2,569	1,365
Trading loans, securities, and other	76,062	74,269
Non-trading financial assets at fair value through profit or loss	986	1,004
Financial assets at fair value through other comprehensive income	4,733	4,598
Debt securities at amortized cost, net of allowance for credit losses	(2)	(2)
Loans
Consumer installment and other personal	56,357	56,032
Credit card	31,441	30,738
Business and government	30,151	25,242
Total loans	117,949	112,012
Allowance for loan losses	(6,239)	(6,390)
Loans, net of allowance for loan losses	111,710	105,622
Investment in Schwab	11,186	11,112
Goodwill3	16,615	16,232
Other intangibles3	2,152	2,123
Land, buildings, equipment, and other depreciable assets3	5,087	5,011
Deferred tax assets	2,228	2,265
Other assets	10,941	10,258
Total assets	244,267	233,857
Liabilities
Financial liabilities designated at fair value through profit or loss	10
Deposits
Personal	601,545	582,417
Banks	14,919	11,508
Business and government	359,411	355,609
Total deposits, other than trading	975,875	949,534
Obligations related to securities sold short1	2,605	2,007
Insurance-related liabilities	2,473	2,483
Other liabilities	6,223	5,966
Equity	101,977	99,818
Total liabilities and equity	1,089,163	1,059,808
Off-balance sheet commitments
Total off-balance sheet commitments	1,363	1,327
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,363	$ 1,327